UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21836)

CYBER HORNET TRUST
(Exact name of registrant as specified in charter)

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Name and address of agent for service)

1-844-282-3837

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
BBB (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://cyberhornets.com/. You can also request this information by contacting us at 1-844-282-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	$99	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF (the “Fund”) returned +7.02% based on net asset value (“NAV”).  The Fund’s new benchmark (described below), the S&P 500 and S&P Bitcoin 75/25 Blend Index, returned +9.10%, while the Fund’s prior benchmark, the S&P 500 and S&P Bitcoin Futures 75/25 Blend Index, returned +8.39% over the same period. The Fund’s performance relative to its benchmark index reflects the impact of Fund expenses and transaction costs.
A factor that also affected the Fund’s performance during the fiscal year was a change in the Fund’s principal investment strategy. From the beginning of the fiscal year through January 28, 2026, the Fund obtained its Bitcoin exposure through cash-settled Bitcoin futures contracts. Effective January 29, 2026, the Fund changed its principal investment strategy to obtain Bitcoin exposure through direct investments in Bitcoin, and in connection with that change replaced its benchmark with the S&P 500 and S&P Bitcoin 75/25 Blend Index to reflect the revised strategy. The Fund’s overall 75% / 25% target allocation between the S&P 500 and Bitcoin components remained unchanged. Bitcoin futures performance can differ from spot Bitcoin performance due to roll costs, basis effects, and the term structure of the futures market; for context, the S&P CME Bitcoin Futures Index Total Return returned -19.98% over the full 12-month period, reflecting weakness in the digital asset markets attributable in part to regulatory uncertainty.
The Fund’s S&P 500 component provided core large-cap equity exposure and participated in the broad-based equity rally during the fiscal year, while the Bitcoin component detracted from absolute return, reflecting the decline in digital asset prices. The 75/25 strategic weighting limited the impact of that decline on overall Fund performance and is intended to give shareholders diversified exposure to U.S. large-cap equities and Bitcoin within a single investment vehicle.
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 1	TSR-AR-45407J409

HOW DID THE FUND PERFORM  SINCE INCEPTION?*
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/27/2023)
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF NAV	7.02	15.41
S&P 500 and S&P Bitcoin 75/25 Blend Index	9.10	19.90
S&P 500 and S&P CME Bitcoin Futures Index 75/25 Blend Index	8.39	18.43
Visit  https://cyberhornets.com/ for more recent performance information.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$6,694,713
Number of Holdings	504
Total Advisory Fees Paid	$59,876
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Bitcoin	24.2%
NVIDIA Corp.	5.7%
Apple, Inc.	5.0%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.0%
Alphabet, Inc. - Class C	1.8%
Meta Platforms, Inc. - Class A	1.7%
Tesla, Inc.	1.4%
Sector Breakdown (% of net assets)
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus dated January 29, 2026, at https://cyberhornets.com or upon request at 1-844-282-3837.
Effective January 29, 2026, the Fund changed its principal investment strategy to obtain its  Bitcoin exposure through direct investments in Bitcoin, rather than through Bitcoin futures contracts. The Fund also changed the index whose total
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 2	TSR-AR-45407J409

returns it seeks to track, before fees and expenses, from the S&P 500® and S&P Bitcoin Futures 75/25 Blend Index to the S&P 500® and S&P Bitcoin 75/25 Blend Index.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://cyberhornets.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF documents not be householded, please contact Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF at 1-844-282-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF or your financial intermediary.
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	PAGE 3	TSR-AR-45407J409

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Lance J. Baller is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2026	FYE 3/31/2025
(a) Audit Fees	$23,000	$19,950
(b) Audit-Related Fees	$ -	$ -
(c) Tax Fees	$7,000	$7,350
(d) All Other Fees	$ -	$ -

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	$ -	$ -
Registrant’s Investment Adviser	$ -	$ -

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows:

Lance J. Baller

Vijoy P. Chattergy

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CYBER HORNET TRUST
(formerly, ONEFUND Trust)
CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Annual Financial Statements and Additional Information
March 31, 2026

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 74.3%
Automobiles & Components - 1.6%
Aptiv PLC(a)	19	$1,319
Ford Motor Co.	355	4,097
General Motors Co.	82	6,109
Tesla, Inc.(a)	255	94,796
		106,321
Banks - 2.7%
Bank of America Corp.	601	29,299
Citigroup, Inc.	158	17,919
Citizens Financial Group, Inc.	39	2,339
Fifth Third Bancorp	82	3,810
Huntington Bancshares, Inc.	184	2,880
JPMorgan Chase & Co.	244	71,775
KeyCorp	85	1,704
M&T Bank Corp.	14	2,894
PNC Financial Services Group, Inc.	37	7,699
Regions Financial Corp.	79	2,063
Truist Financial Corp.	114	5,241
US Bancorp	141	7,333
Wells Fargo & Co.	280	22,291
		177,247
Capital Goods - 5.2%
3M Co.	48	6,971
A.O. Smith Corp.	10	659
Allegion PLC	8	1,162
AMETEK, Inc.	21	4,502
Axon Enterprise, Inc.(a)	7	2,973
Boeing Co.(a)	71	14,131
Builders FirstSource, Inc.(a)	10	823
Carrier Global Corp.	71	3,998
Caterpillar, Inc.	42	29,755
Comfort Systems USA, Inc.	3	4,137
Cummins, Inc.	13	6,994
Deere & Co.	23	12,956
Dover Corp.	12	2,501
Eaton Corp. PLC	35	12,518
EMCOR Group, Inc.	4	2,953
Emerson Electric Co.	51	6,682
Fastenal Co.	104	4,826
Fortive Corp.	28	1,548
GE Vernova, Inc.	24	20,950
Generac Holdings, Inc.(a)	5	977
General Dynamics Corp.	23	7,894
General Electric Co.	95	26,958
Honeywell International, Inc.	58	13,110
Howmet Aerospace, Inc.	36	8,296
Hubbell, Inc.	5	2,454
Huntington Ingalls Industries, Inc.	4	1,520
IDEX Corp.	7	1,327
Illinois Tool Works, Inc.	24	6,247
Ingersoll Rand, Inc.	32	2,564
Johnson Controls International PLC	55	7,202

	Shares	Value
L3Harris Technologies, Inc.	17	$5,867
Lennox International, Inc.	3	1,392
Lockheed Martin Corp.	18	10,879
Masco Corp.	18	1,087
Nordson Corp.	5	1,330
Northrop Grumman Corp.	12	8,187
Otis Worldwide Corp.	35	2,698
PACCAR, Inc.	48	5,544
Parker-Hannifin Corp.	11	9,848
Pentair PLC	15	1,307
Quanta Services, Inc.	14	7,686
Rockwell Automation, Inc.	10	3,589
RTX Corp.	122	23,534
Snap-on, Inc.	5	1,816
Stanley Black & Decker, Inc.	14	995
Textron, Inc.	16	1,401
Trane Technologies PLC	20	8,335
TransDigm Group, Inc.	5	5,795
United Rentals, Inc.	6	4,371
Vertiv Holdings Co. - Class A	35	8,770
Westinghouse Air Brake Technologies Corp.	15	3,749
WW Grainger, Inc.	4	4,363
Xylem, Inc.	22	2,629
		344,760
Commercial & Professional Services - 0.6%
Automatic Data Processing, Inc.	36	7,315
Broadridge Financial Solutions, Inc.	11	1,787
Cintas Corp.	31	5,243
Copart, Inc.(a)	81	2,689
Equifax, Inc.	11	1,981
Jacobs Solutions, Inc.	11	1,400
Leidos Holdings, Inc.	12	1,866
Paychex, Inc.	29	2,672
Republic Services, Inc.	18	3,942
Rollins, Inc.	27	1,442
Veralto Corp.	23	2,034
Verisk Analytics, Inc.	13	2,467
Waste Management, Inc.	34	7,813
		42,651
Consumer Discretionary Distribution & Retail - 4.2%
Amazon.com, Inc.(a)	885	184,319
AutoZone, Inc.(a)	2	6,755
Best Buy Co., Inc.	18	1,156
Carvana Co.(a)	13	4,087
eBay, Inc.	41	3,732
Genuine Parts Co.	13	1,375
Home Depot, Inc.	90	29,600
Lowe’s Cos., Inc.	51	12,050
O’Reilly Automotive, Inc.(a)	76	7,015
Pool Corp.	3	607
Ross Stores, Inc.	29	6,282
TJX Cos., Inc.	101	16,130

The accompanying notes are an integral part of these consolidated financial statements.

1

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary Distribution & Retail - (Continued)
Tractor Supply Co.	48	$2,174
Ulta Beauty, Inc.(a)	4	2,091
Williams-Sonoma, Inc.	11	2,006
		279,379
Consumer Durables & Apparel - 0.4%
Deckers Outdoor Corp.(a)	13	1,301
DR Horton, Inc.	24	3,293
Garmin Ltd.	15	3,480
Hasbro, Inc.	12	1,123
Lennar Corp. - Class A	20	1,737
Lululemon Athletica, Inc.(a)	10	1,531
NIKE, Inc. - Class B	108	5,705
PulteGroup, Inc.	17	1,999
Ralph Lauren Corp.	4	1,376
Tapestry, Inc.	18	2,540
		24,085
Consumer Services - 1.4%
Airbnb, Inc. - Class A(a)	38	4,799
Booking Holdings, Inc.	3	12,631
Carnival Corp.	104	2,692
Chipotle Mexican Grill, Inc.(a)	118	3,777
Darden Restaurants, Inc.	10	1,960
Domino’s Pizza, Inc.	3	1,076
DoorDash, Inc. - Class A(a)	34	5,105
Expedia Group, Inc.	11	2,540
Hilton Worldwide Holdings, Inc.	21	6,386
Las Vegas Sands Corp.	27	1,455
Marriott International, Inc. - Class A	20	6,541
McDonald’s Corp.	65	20,201
MGM Resorts International(a)	17	629
Norwegian Cruise Line Holdings Ltd.(a)	41	767
Royal Caribbean Cruises Ltd.	23	6,329
Starbucks Corp.	103	9,228
Wynn Resorts Ltd.	8	812
Yum! Brands, Inc.	25	3,887
		90,815
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	40	39,857
Dollar General Corp.	20	2,375
Dollar Tree, Inc.(a)	17	1,862
Kroger Co.	53	3,835
Sysco Corp.	43	3,067
Target Corp.	41	4,969
Walmart, Inc.	397	49,339
		105,304
Energy - 3.0%
APA Corp.	32	1,358
Baker Hughes Co.	90	5,494
Chevron Corp.	170	35,173

	Shares	Value
ConocoPhillips	111	$14,652
Coterra Energy, Inc.	69	2,425
Devon Energy Corp.	56	2,818
Diamondback Energy, Inc.	18	3,560
EOG Resources, Inc.	49	7,084
EQT Corp.	57	3,627
Expand Energy Corp.	22	2,415
Exxon Mobil Corp.	379	64,301
Halliburton Co.	76	2,963
Kinder Morgan, Inc.	177	5,935
Marathon Petroleum Corp.	27	6,593
Occidental Petroleum Corp.	65	4,225
ONEOK, Inc.	57	5,152
Phillips 66	37	6,741
SLB Ltd.	136	6,989
Targa Resources Corp.	19	4,764
Texas Pacific Land Corp.	5	2,373
Valero Energy Corp.	28	6,918
Williams Cos., Inc.	111	8,079
		203,639
Financial Services - 5.6%
American Express Co.	49	14,822
Ameriprise Financial, Inc.	8	3,555
Apollo Global Management, Inc.	42	4,680
Ares Management Corp. - Class A	19	2,073
Bank of New York Mellon Corp.	62	7,355
Berkshire Hathaway, Inc. - Class B(a)	166	79,547
Blackrock, Inc.	13	12,502
Blackstone, Inc.	68	7,819
Block, Inc.(a)	50	3,009
Capital One Financial Corp.	57	10,398
Cboe Global Markets, Inc.	9	2,530
Charles Schwab Corp.	151	14,191
CME Group, Inc.	33	9,747
Coinbase Global, Inc. - Class A(a)	20	3,492
Corpay, Inc.(a)	6	1,746
FactSet Research Systems, Inc.	3	651
Fidelity National Information Services, Inc.	47	2,205
Fiserv, Inc.(a)	49	2,734
Franklin Resources, Inc.	28	661
Global Payments, Inc.	22	1,481
Goldman Sachs Group, Inc.	27	22,842
Interactive Brokers Group, Inc. - Class A	40	2,683
Intercontinental Exchange, Inc.	51	8,021
Invesco Ltd.	40	972
Jack Henry & Associates, Inc.	7	1,106
KKR & Co., Inc.	62	5,735
Mastercard, Inc. - Class A	74	36,975
Moody’s Corp.	14	6,107
Morgan Stanley	109	17,938
MSCI, Inc.	7	3,773
Nasdaq, Inc.	41	3,480
Northern Trust Corp.	17	2,373
PayPal Holdings, Inc.	83	3,754

The accompanying notes are an integral part of these consolidated financial statements.

2

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial Services - (Continued)
Raymond James Financial, Inc.	16	$2,317
Robinhood Markets, Inc. - Class A(a)	72	4,990
S&P Global, Inc.	28	11,909
State Street Corp.	25	3,164
Synchrony Financial	32	2,177
T Rowe Price Group, Inc.	20	1,803
Visa, Inc. - Class A	152	45,940
		373,257
Food, Beverage & Tobacco - 1.7%
Altria Group, Inc.	152	10,030
Archer-Daniels-Midland Co.	44	3,198
Brown-Forman Corp. - Class B	15	397
Bunge Global SA	12	1,526
Campbell’s Co.	18	401
Coca-Cola Co.	351	26,693
Conagra Brands, Inc.	43	676
Constellation Brands, Inc. - Class A	13	1,950
General Mills, Inc.	48	1,787
Hershey Co.	13	2,703
Hormel Foods Corp.	26	589
J M Smucker Co.	10	964
Keurig Dr Pepper, Inc.	123	3,239
Kraft Heinz Co.	77	1,732
McCormick & Co., Inc.	23	1,160
Molson Coors Beverage Co. - Class B	15	646
Mondelez International, Inc. - Class A	116	6,686
Monster Beverage Corp.(a)	65	4,710
PepsiCo, Inc.	124	19,256
Philip Morris International, Inc.	141	23,313
Tyson Foods, Inc. - Class A	26	1,666
		113,322
Health Care Equipment & Services - 2.5%
Abbott Laboratories	158	16,222
Align Technology, Inc.(a)	6	1,029
Baxter International, Inc.	47	790
Becton Dickinson & Co.	26	4,088
Boston Scientific Corp.(a)	134	8,409
Cardinal Health, Inc.	21	4,438
Cencora, Inc.	18	5,655
Centene Corp.(a)	42	1,375
Cigna Group	24	6,402
Cooper Cos., Inc.(a)	18	1,287
CVS Health Corp.	115	8,259
DaVita, Inc.(a)	3	461
Dexcom, Inc.(a)	35	2,198
Edwards Lifesciences Corp.(a)	53	4,244
Elevance Health, Inc.	20	5,855
GE HealthCare Technologies, Inc.	41	2,918
HCA Healthcare, Inc.	14	6,625
Henry Schein, Inc.(a)	9	663
Hologic, Inc.(a)	20	1,512

	Shares	Value
Humana, Inc.	11	$1,907
IDEXX Laboratories, Inc.(a)	7	3,933
Insulet Corp.(a)	6	1,259
Intuitive Surgical, Inc.(a)	32	14,752
Labcorp Holdings, Inc.	8	2,134
McKesson Corp.	11	9,519
Medtronic PLC	116	10,051
Quest Diagnostics, Inc.	10	1,960
ResMed, Inc.	13	2,918
Solventum Corp.(a)	13	849
STERIS PLC	9	1,990
Stryker Corp.	31	10,186
UnitedHealth Group, Inc.	82	22,188
Universal Health Services, Inc. - Class B	5	895
Zimmer Biomet Holdings, Inc.	18	1,628
		168,599
Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	21	1,959
Clorox Co.	11	1,140
Colgate-Palmolive Co.	73	6,222
Estee Lauder Cos., Inc. - Class A	22	1,579
Kenvue, Inc.	174	3,000
Kimberly-Clark Corp.	30	2,894
Procter & Gamble Co.	211	30,477
		47,271
Insurance - 1.3%
Aflac, Inc.	42	4,608
Allstate Corp.	24	4,976
American International Group, Inc.	49	3,687
Aon PLC - Class A	19	6,133
Arch Capital Group Ltd.(a)	32	3,072
Arthur J Gallagher & Co.	23	4,981
Assurant, Inc.	5	1,089
Brown & Brown, Inc.	27	1,761
Chubb Ltd.	33	10,756
Cincinnati Financial Corp.	14	2,203
Erie Indemnity Co. - Class A	2	503
Everest Group Ltd.	4	1,307
Globe Life, Inc.	7	974
Hartford Insurance Group, Inc.	25	3,381
Loews Corp.	15	1,601
Marsh & McLennan Cos., Inc.	44	7,632
MetLife, Inc.	50	3,536
Principal Financial Group, Inc.	18	1,622
Progressive Corp.	53	10,507
Prudential Financial, Inc.	32	3,126
Travelers Cos., Inc.	20	5,834
W R Berkley Corp.	27	1,789
Willis Towers Watson PLC	9	2,616
		87,694
Materials - 1.6%
Air Products and Chemicals, Inc.	20	5,810
Albemarle Corp.	11	1,975

The accompanying notes are an integral part of these consolidated financial statements.

3

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Amcor PLC	42	$1,669
Avery Dennison Corp.	7	1,209
Ball Corp.	24	1,419
CF Industries Holdings, Inc.	14	1,818
Corteva, Inc.	61	5,106
CRH PLC	61	6,412
Dow, Inc.	65	2,707
DuPont de Nemours, Inc.	37	1,695
Ecolab, Inc.	23	6,118
Freeport-McMoRan, Inc.	130	7,641
International Flavors & Fragrances, Inc.	23	1,669
International Paper Co.	48	1,714
Linde PLC	42	20,822
LyondellBasell Industries NV - Class A	23	1,853
Martin Marietta Materials, Inc.	5	2,943
Mosaic Co.	29	739
Newmont Corp.	99	10,717
Nucor Corp.	21	3,551
Packaging Corp. of America	8	1,698
PPG Industries, Inc.	20	2,138
Sherwin-Williams Co.	21	6,731
Smurfit Westrock PLC	47	1,873
Steel Dynamics, Inc.	12	2,160
Vulcan Materials Co.	12	3,268
		105,455
Media & Entertainment - 7.0%
Alphabet, Inc. - Class A	528	151,832
Alphabet, Inc. - Class C	424	121,629
Charter Communications, Inc. - Class A(a)	8	1,727
EchoStar Corp. - Class A(a)	12	1,405
Electronic Arts, Inc.	20	4,077
Fox Corp. - Class A	18	1,051
Fox Corp. - Class B	13	690
Live Nation Entertainment, Inc.(a)	14	2,135
Meta Platforms, Inc. - Class A	198	113,282
Netflix, Inc.(a)	383	36,825
News Corp. - Class A	34	848
News Corp. - Class B	11	314
Omnicom Group, Inc.	29	2,184
Paramount Skydance Corp.	28	252
Take-Two Interactive Software, Inc.(a)	16	3,160
TKO Group Holdings, Inc.	6	1,210
Trade Desk, Inc. - Class A(a)	40	908
Walt Disney Co.	161	15,517
Warner Bros Discovery, Inc.(a)	225	6,178
		465,224
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
AbbVie, Inc.	160	34,798
Agilent Technologies, Inc.	26	2,964
Amgen, Inc.	49	17,241

	Shares	Value
Biogen, Inc.(a)	13	$2,383
Bio-Techne Corp.	14	732
Bristol-Myers Squibb Co.	185	11,220
Charles River Laboratories International, Inc.(a)	4	690
Danaher Corp.	57	10,807
Eli Lilly & Co.	72	66,224
Gilead Sciences, Inc.	112	15,609
Incyte Corp.(a)	15	1,412
IQVIA Holdings, Inc.(a)	15	2,558
Johnson & Johnson	218	53,288
Merck & Co., Inc.	225	27,065
Mettler-Toledo International, Inc.(a)	2	2,522
Moderna, Inc.(a)	32	1,626
Pfizer, Inc.	515	14,461
Regeneron Pharmaceuticals, Inc.	9	6,954
Revvity, Inc.	10	876
Thermo Fisher Scientific, Inc.	34	16,712
Vertex Pharmaceuticals, Inc.(a)	23	10,270
Viatris, Inc.	104	1,405
Waters Corp.(a)	9	2,680
West Pharmaceutical Services, Inc.	7	1,755
Zoetis, Inc.	38	4,492
		310,744
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	26	3,522
CoStar Group, Inc.(a)	38	1,533
		5,055
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc.(a)	148	30,108
Analog Devices, Inc.	44	13,998
Applied Materials, Inc.	72	24,609
Broadcom, Inc.	430	133,089
First Solar, Inc.(a)	10	1,973
Intel Corp.(a)	426	18,799
KLA Corp.	12	17,669
Lam Research Corp.	113	24,144
Microchip Technology, Inc.	49	3,166
Micron Technology, Inc.	102	34,460
Monolithic Power Systems, Inc.	4	4,373
NVIDIA Corp.	2,202	384,029
NXP Semiconductors NV	23	4,528
ON Semiconductor Corp.(a)	36	2,229
Qnity Electronics, Inc.	19	2,192
QUALCOMM, Inc.	97	12,492
Skyworks Solutions, Inc.	14	750
Teradyne, Inc.	14	4,150
Texas Instruments, Inc.	82	15,919
		732,677
Software & Services - 6.8%
Accenture PLC - Class A	56	11,104
Adobe, Inc.(a)	37	8,994

The accompanying notes are an integral part of these consolidated financial statements.

4

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Services - (Continued)
Akamai Technologies, Inc.(a)	13	$1,493
AppLovin Corp. - Class A(a)	25	9,950
Autodesk, Inc.(a)	19	4,549
Cadence Design Systems, Inc.(a)	25	6,947
Cognizant Technology Solutions Corp. - Class A	43	2,638
Crowdstrike Holdings, Inc. - Class A(a)	23	8,979
Datadog, Inc. - Class A(a)	30	3,542
EPAM Systems, Inc.(a)	5	677
Fair Isaac Corp.(a)	2	2,135
Fortinet, Inc.(a)	57	4,658
Gartner, Inc.(a)	6	950
Gen Digital, Inc.	50	942
GoDaddy, Inc. - Class A(a)	12	992
International Business Machines Corp.	85	20,603
Intuit, Inc.	25	10,810
Microsoft Corp.	673	249,124
Oracle Corp.	154	22,655
Palantir Technologies, Inc. - Class A(a)	207	30,280
Palo Alto Networks, Inc.(a)	73	11,703
PTC, Inc.(a)	11	1,567
Roper Technologies, Inc.	10	3,539
Salesforce, Inc.	85	15,867
ServiceNow, Inc.(a)	95	9,932
Synopsys, Inc.(a)	17	6,740
Trimble, Inc.(a)	22	1,435
Tyler Technologies, Inc.(a)	4	1,370
VeriSign, Inc.	7	1,739
Workday, Inc. - Class A(a)	19	2,468
		458,382
Technology Hardware & Equipment - 7.1%
Amphenol Corp. - Class A	111	14,025
Apple, Inc.	1,331	337,795
Arista Networks, Inc.(a)	94	11,541
CDW Corp.	12	1,452
Ciena Corp.(a)	13	5,047
Cisco Systems, Inc.	358	27,777
Coherent Corp.(a)	17	4,050
Corning, Inc.	71	9,654
Dell Technologies, Inc. - Class C	27	4,432
F5, Inc.(a)	5	1,447
Hewlett Packard Enterprise Co.	120	2,857
HP, Inc.	83	1,594
Jabil, Inc.	10	2,656
Keysight Technologies, Inc.(a)	16	4,518
Lumentum Holdings, Inc.(a)	6	4,217
Motorola Solutions, Inc.	15	6,510
NetApp, Inc.	18	1,843
Sandisk Corp.(a)	13	8,259
Seagate Technology Holdings PLC	20	7,835
Super Micro Computer, Inc.(a)	46	1,047
TE Connectivity PLC	27	5,644

	Shares	Value
Teledyne Technologies, Inc.(a)	4	$2,420
Western Digital Corp.	31	8,385
Zebra Technologies Corp. - Class A(a)	4	836
		475,841
Telecommunication Services - 0.8%
AT&T, Inc.	635	18,409
Comcast Corp. - Class A	325	9,331
T-Mobile US, Inc.	43	9,031
Verizon Communications, Inc.	382	19,176
		55,947
Transportation - 1.0%
CH Robinson Worldwide, Inc.	11	1,827
CSX Corp.	169	6,937
Delta Air Lines, Inc.	59	3,922
Expeditors International of Washington, Inc.	12	1,719
FedEx Corp.	20	7,124
JB Hunt Transport Services, Inc.	7	1,483
Norfolk Southern Corp.	20	5,740
Old Dominion Freight Line, Inc.	17	3,322
Southwest Airlines Co.	45	1,691
Uber Technologies, Inc.(a)	187	13,451
Union Pacific Corp.	54	13,102
United Airlines Holdings, Inc.(a)	29	2,670
United Parcel Service, Inc. - Class B	67	6,591
		69,579
Utilities - 1.9%
AES Corp.	65	916
Alliant Energy Corp.	23	1,651
Ameren Corp.	25	2,748
American Electric Power Co., Inc.	49	6,423
American Water Works Co., Inc.	18	2,450
Atmos Energy Corp.	15	2,771
CenterPoint Energy, Inc.	59	2,546
CMS Energy Corp.	28	2,172
Consolidated Edison, Inc.	33	3,735
Constellation Energy Corp.	28	7,819
Dominion Energy, Inc.	77	4,760
DTE Energy Co.	19	2,778
Duke Energy Corp.	70	9,166
Edison International	35	2,561
Entergy Corp.	41	4,607
Evergy, Inc.	21	1,720
Eversource Energy	34	2,356
Exelon Corp.	93	4,559
FirstEnergy Corp.	47	2,381
NextEra Energy, Inc.	189	17,554
NiSource, Inc.	43	2,006
NRG Energy, Inc.	19	2,777
PG&E Corp.	199	3,496
Pinnacle West Capital Corp.	11	1,108
PPL Corp.	67	2,559
Public Service Enterprise Group, Inc.	45	3,643
Sempra	59	5,733

The accompanying notes are an integral part of these consolidated financial statements.

5

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
Southern Co.	100	$9,652
Vistra Corp.	29	4,360
WEC Energy Group, Inc.	29	3,357
Xcel Energy, Inc.	54	4,290
		128,654
TOTAL COMMON STOCKS (Cost $4,384,103)		4,971,902
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	14	650
American Tower Corp.	42	7,248
AvalonBay Communities, Inc.	13	2,124
BXP, Inc.	13	675
Camden Property Trust	9	879
Crown Castle, Inc.	39	3,171
Digital Realty Trust, Inc.	29	5,226
Equinix, Inc.	9	8,822
Equity Residential	32	1,893
Essex Property Trust, Inc.	6	1,452
Extra Space Storage, Inc.	19	2,492
Federal Realty Investment Trust	7	743
Healthpeak Properties, Inc.	63	1,035
Host Hotels & Resorts, Inc.	58	1,111
Invitation Homes, Inc.	51	1,267
Iron Mountain, Inc.	27	2,758
Kimco Realty Corp.	61	1,371
Mid-America Apartment Communities, Inc.	11	1,343
Prologis, Inc.	84	11,103
Public Storage	14	3,792
Realty Income Corp.	83	5,078
Regency Centers Corp.	15	1,135
SBA Communications Corp.	10	1,721
Simon Property Group, Inc.	29	5,409
UDR, Inc.	27	912
Ventas, Inc.	43	3,517
VICI Properties, Inc.	97	2,650
Welltower, Inc.	63	12,456
Weyerhaeuser Co.	65	1,588
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $89,485)		93,621

	Shares	Value
RIGHTS - 0.0%(b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(c)	56	$30
TOTAL RIGHTS (Cost $0)		30
CRYPTO CURRENCIES - 24.2%
BITCOIN(a)(e)	23.92	1,621,513
TOTAL CRYPTO CURRENCIES (Cost 1,667,243)		1,621,513
TOTAL INVESTMENTS – 99.9% (Cost $6,140,831)		$6,687,066
Money Market Deposit Account - 0.1%(d)		8,341
Liabilities in Excess of Other Assets - (0.0)%(b)		(694)
TOTAL NET ASSETS - 100.0%		$6,694,713

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
NV - Naamloze Vennotschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Societe Anonyme
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30 or 0.0% of net assets as of March 31, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.36%.

(e)	See “Crypto Currency” in the Notes to consolidated financial statements.
The accompanying notes are an integral part of these consolidated financial statements.

6

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026

ASSETS:
Investments, at value	$6,687,066
Cash	10,711
Dividends receivable	2,460
Interest receivable	85
Dividend tax reclaims receivable	33
Total assets	6,700,355
LIABILITIES:
Payable to Adviser	5,529
Due to broker	55
Payable for expenses and other liabilities	58
Total liabilities	5,642
NET ASSETS	$ 6,694,713
Net Assets Consists of:
Paid-in capital	$6,246,697
Total distributable earnings	448,016
Total net assets	$ 6,694,713
Net assets	$6,694,713
Shares issued and outstanding(a)	250,000
Net asset value per share	$26.78
Cost:
Investments, at cost	$6,140,831

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these consolidated financial statements.

7

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENT OF OPERATIONS
For the Year Ended March 31, 2026

INVESTMENT INCOME:
Dividend income	$59,126
Less: dividend withholding taxes	(33)
Interest income	23,908
Other income	(8)
Total investment income	82,993
EXPENSES:
Investment advisory fee	59,876
Legal fees	729
Trustees’ fees	63
Total expenses	60,668
Net investment income	22,325
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(72,930)
Crypto currencies	(12,232)
In-kind	196,308
Futures contracts	(426,053)
Net realized loss	(314,907)
Net change in unrealized appreciation on:
Investments	517,497
Crypto currencies	(45,730)
Future contracts	58,458
Net change in unrealized appreciation	530,225
Net realized and unrealized gain	215,318
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,643

The accompanying notes are an integral part of these consolidated financial statements.

8

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2026	2025
OPERATIONS:
Net investment income	$22,325	$14,703
Net realized gain (loss)	(314,907)	175,478
Net change in unrealized appreciation (depreciation)	530,225	(163,434)
Net increase in net assets from operations	237,643	26,747
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(14,276)	(190,936)
Total distributions to shareholders	(14,276)	(190,936)
CAPITAL TRANSACTIONS:
Shares sold	2,210,958	3,925,597
Shares redeemed	(754,913)	—
Net increase in net assets from capital transactions	1,456,045	3,925,597
Net increase in net assets	1,679,412	3,761,408
NET ASSETS:
Beginning of the year	5,015,301	1,253,893
End of the year	$6,694,713	$5,015,301
SHARES TRANSACTIONS
Shares sold	75,000	150,000
Shares redeemed	(25,000)	—
Total increase in shares outstanding	50,000	150,000

The accompanying notes are an integral part of these consolidated financial statements.

9

CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended March 31,		Period Ended March 31, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$25.08	$25.08	$20.85
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.12	0.03
Net realized and unrealized gain on investments(c)	1.66	1.68	4.21
Total from investment operations	1.76	1.80	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(1.40)	(0.01)
Net realized gains	—	(0.40)	—
Total distributions	(0.06)	(1.80)	(0.01)
Net asset value, end of period	$26.78	$25.08	$25.08
Market value total return	7.47%	7.46%	—%
Total return(d)	7.02%	7.36%	20.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,695	$5,015	$1,254
Ratio of expenses to average net assets(e)	0.96%(f)	0.98%(g)	0.95%(h)
Ratio of net investment income to average net assets(e)	0.35%(f)	0.46%(g)	0.45%(h)
Portfolio turnover rate(d)(i)	32%	9%	28%

(a)	Commencement of operations of the Fund was December 28, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes expenses of 0.01% not covered by the Fund’s Unitary Fee agreement.
(g)	Includes expenses of 0.03% not covered by the Fund’s Unitary Fee agreement.
(h)	Includes tax-related expenses of less than 0.01% not covered by the Fund's Unitary Fee agreement.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

10

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026
1. ORGANIZATION
The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”) is a separate series of CYBER HORNET Trust (formerly, ONEFUND Trust), an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has six series, one of which is covered by this report. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 28, 2023. CYBER HORNET ETFs, LLC (the “Adviser”) serves as the investment adviser to the Fund.
The Fund’s investment objective is to replicate, before fees and expenses, the total return of the S&P 500® and S&P Bitcoin 75/25 Blend Index (the “Index”), an Index by Standard & Poor’s.
The consolidated financial statements include the accounts of Cyber Hornet BBB (formerly ONEFUND International Ltd.) ( the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in derivative or Bitcoin-related instruments consistent with the Fund’s objectives and policies. As of March 31, 2026 the Subsidiary’s net assets were $1,620,492, which represented 24.2% of the Fund’s net assets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.
Investment Income – Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.
Expenses – The Fund bears expenses incurred specifically for the Fund as well as general Trust expenses that are allocated between the Fund and a separate series of the Trust. See Note 3 for further information on the Fund’s unitary fee arrangement.
Investment Valuation – The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Futures contracts are valued at the settlement price on the exchange. Money market funds, representing short-term investments, are valued at their daily net asset value (“NAV”). Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2026, securities that were internally fair valued are located in the Consolidated Schedule of Investments.

11

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
Crypto currencies are stated at fair value and generally valued using the closing price of each crypto currency on BitGo’s website (closing price is determined by the 3pm closing price of the 1-hour candle).
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.
Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,971,902	$—	$—	$4,971,902
Real Estate Investment Trusts	93,621	—	—	93,621
Rights	—	—	30	30
Crypto Currencies	1,621,513	—	—	1,621,513
Total Investments	$6,687,036	$—	$30	$6,687,066

Refer to the Consolidated Schedule of Investments for further disaggregation of the investment categories.

12

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
As of March 31, 2026, the Fund held investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value. The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2025	$ —
Acquisitions	30
Change in unrealized appreciation	—
Amortization/(Accretion)	—
Ending balance as of March 31, 2026	$30
Change in unrealized appreciation/depreciation still held as of March 31, 2026	$30

Type of Security	Fair Value at March 31, 2026	Valuation Technique	Unobservable Input	Input Value
Rights	$30	Corporate Action Rights Issuance	Corporate Action Payout	$0.53

The method used to determine realized gains and losses was High Cost. Realized gains (losses) and change in unrealized appreciation (depreciation) on crypto assets is included on the Statement of Operations as “Crypto Currencies”. The additions and disposals of Bitcoin were made as part of the Fund’s ordinary course of business in seeking to achieve its investment objective.
Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.
Derivative Transactions – The Fund engaged in derivatives for speculative purposes during the fiscal year ended March 31, 2026. The use of derivatives included futures contracts.

Crypto Asset Activity
Beginning balance	$—
Additions	1,813,300
Dispositions	(133,825)
Realized gains	—
Realized losses	(12,232)
Change in Unrealized appreciation (depreciation)	(45,730)
Ending balance	$1,621,513

Crypto Asset Risk – Certain of the Fund’s investments may be subject to the risks associated with investing in crypto assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that the technology that facilitates the transfer of a cryptocurrency could fail or be affected by connectivity disruptions, fraud, or cyber attacks; that because crypto assets are a new technological innovation with a limited history, they are highly speculative assets; that future regulatory actions or policies may limit the ability to sell, exchange or use a crypto asset; that the price of a crypto asset may be impacted by the transactions of a small number of holders of such crypto asset; and that a crypto asset will decline in popularity, acceptance or use, thereby impairing its price.
Crypto Innovators Risk – The technology relating to crypto assets is new and developing. Companies that use crypto asset technology operate both directly in employing the technology, and by providing infrastructure, solutions and transactional markets for the crypto ecosystem. Currently, there are a limited number of publicly listed or quoted companies for which crypto asset technology represents an attributable and significant revenue stream and, as a result, the Index may include companies that only have indirect involvement in the crypto ecosystem. The use of crypto asset

13

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
technology may not expand to a larger number of public companies due to friction relating to adoption or the failure of the technologies to realize economic incentives for their use.
An investment in companies actively engaged in crypto asset technology may be subject to the following risks:
•	Crypto asset technology is new and many of its uses may be untested.
•	The companies may not capitalize on crypto asset technology innovation or may be unable to develop uses or applications for such technologies.
•
Some of the companies in which the Fund will invest are engaged in other lines of business unrelated to the crypto ecosystem and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional lines of business.

•
Use of crypto asset technology requires public private key cryptography, which may expose a user to losses relating to theft, loss, or destruction and which exposes companies using such technology to enhanced cybersecurity risks.

•	Competing crypto asset technologies may be developed that compete with the technologies selected by a company.
•
Although much of the crypto ecosystem relies on open source development and licensing, companies using crypto asset technology may be subject to conflicting intellectual property claims or licenses that limits the use of a selected crypto asset technology.

•	Crypto asset markets are relatively nascent, are not regulated in a manner similar to U.S. equities markets, have variable liquidity and may be subject to manipulation.
•	Crypto asset systems, including those built using third party products, may be subject to technical defects or vulnerabilities, and such defects or vulnerabilities may not be capable of being cured.
Futures contracts – The Fund purchases and sells futures contracts and held futures contracts during the year ended March 31, 2026. The Fund generally deposits cash (also known as “margin”) with a Futures Commission Merchant (“FCM”) for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure the Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by the Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require the Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for CME Bitcoin Futures are substantially higher than margin requirements for many other types of futures contracts.
The average notional amount of futures contracts during the fiscal year ended March 31, 2026, was $1,340,123 for long contracts. As of the fiscal year ended March 31, 2026, the Fund did not hold any future contracts.
The tables below reflect the values of derivatives assets and liabilities as reflected in the Consolidated Statements of Operations.
Amount of Realized Loss on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net realized loss on futures contracts	($426,053)

Change in Unrealized Appreciation on Derivatives Transactions

Futures Contracts
Commodity Contracts	Net change in unrealized appreciation on futures contracts	$58,458

14

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
Distributions to Shareholders – Dividends from net investment income will be declared and paid at least quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Federal Income Taxes – As of and during the fiscal year ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2026. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Consolidated Statement of Operations when incurred.
The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
Recently Issued Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.
3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS
Investment Advisory Agreement – The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.
The Subsidiary is subject to an Advisory Agreement between the Subsidiary and the Adviser, which specifies that the Adviser agrees to receive no additional compensation from the Subsidiary.
The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The Adviser and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

15

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
Under the Advisory Agreement, the Adviser has agreed to pay the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-l Distribution Plan adopted pursuant to Rule 12b-l under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
The Adviser has contractually agreed to extend the Advisory Agreement annually. The Advisory Agreement may be terminated immediately by vote of the shareholders of the Fund, or upon 60 days’ notice by the Board or the Adviser. All organizational and offering costs for the Fund were borne by the Adviser and are not subject to reimbursement.
Administration Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The Administrator receives a monthly fee which is paid by the adviser out of the unitary fee.
Compliance Services – Gryphon Compliance Services, LLC (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Fund, such fees are paid by the Adviser.
Distributor – The Fund has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.
4. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2026.

	Cost of Investments Purchased	Proceeds from Investments Sold
Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF
Broker	$797,786	$1,484,740
In-kind transfer	1,658,179	520,541
Crypto Currency	1,813,300	133,825
	$4,269,265	$2,139,106

5. TAX BASIS INFORMATION
Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

16

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
The tax character of distributions paid during the fiscal year ended March 31, 2026, and the fiscal year ended March 31, 2025, were as follows:

	Ordinary Income
	March 31, 2026	March 31, 2025
Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF	$14,276	$190,757

	Long-Term Capital Gain
	March 31, 2026	March 31, 2025
Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF	$0	$179

As of March 31, 2026, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$6,175,793
Unrealized appreciation	878,049
Unrealized depreciation	(366,776)
Net unrealized appreciation	511,273
Undistributed ordinary income	—
Undistributed long-term gains	—
Distributable earnings	—
Other accumulated gains (losses)	(63,257)
Total accumulated earnings	$448,016

The difference between book basis and tax basis cost and unrealized gain (loss) is primarily attributed to wash sales.
As of March 31, 2026, the Fund had no Post-October Losses to report. There were no ordinary late year losses.
As of March 31, 2026, the Fund had the following capital loss carryovers available for federal income tax purposes:

	Capital Loss Carryovers
	Short-Term	Long-Term
Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF	41,943	21,314

U.S. Generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial reporting and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2026, the following table shows the reclassifications made:

Accumulated Earnings	Paid-in-Capital
$179,465	$(179,465)

6. CREATION AND REDEMPTION TRANSACTIONS
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be

17

CYBER HORNET TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
March 31, 2026(Continued)
partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.
8. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

CYBER HORNET TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders of CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF and
Board of Trustees of CYBER HORNET TRUST
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”), a series of CYBER HORNET TRUST (formerly ONEFUND TRUST), as of March 31, 2026, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assts for each of the two years in the period then ended, the consolidated financial highlights for each of the two years in the period then ended and for the period December 28, 2023 (commencement of operations) through March 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 28, 2023 through March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodians . Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 29, 2026

19

CYBER HORNET TRUST
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026 was as follows:

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF	100.00%

Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement.
At a meeting held on March 11, 2026, the Board of Trustees, including all of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between CYBER HORNET ETFS, LLC (the “Adviser”) and CYBER HORNET Trust (formerly, ONEFUND Trust) (the “Trust”), on behalf of the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”).
In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received, and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.
In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.
Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who provide services to the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President and Treasurer are employees of the Adviser and serve the Trust without additional compensation. The Board also evaluated the Adviser’s investment management experience.

20

CYBER HORNET TRUST
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)(Continued)
The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.
Performance. The Board considered the historical performance of the Adviser in managing the Fund. The Board compared the performance of the Fund with the performance of its benchmark index. The Board noted that the Fund had underperformed its benchmark index for the one-year and since inception (December 28, 2023) periods. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund, and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.
Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were above the average advisory fee and average net expense ratio paid by similar funds, but within the range of similar funds. The Board noted that the Adviser had implemented a unitary fee for the Fund. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services to be provided under the Investment Advisory Agreement.
Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2026, 2027, and 2028 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not earned a profit since the Fund had commenced operations in 2023, and the Adviser had not been profitable in 2025. The Board considered the Adviser’s ability to meet its obligations under the unitary fee and its liquidity, capital resources, and proposed financings. The Board concluded that, based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not expected to be excessive and not unreasonable to the Fund.
Economies of Scale. The Board considered that the Adviser has not realized economies of scale in managing the Fund and will not begin to realize economies of scale until the Fund achieves significant asset growth. The Board will continue to consider whether economies of scale exist in the future as Trust assets grow.
Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.
Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services to be provided by the Adviser is acceptable; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the approval of the Investment Advisory Agreements was in the best interests of the Fund and its shareholders.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CYBER HORNET TRUST

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	6/8/26

* Print the name and title of each signing officer under his or her signature